Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,000,000.00
Previously Paid Amount	138.10
Total Fee Amount	24,167.50
Total Offset Amount	0.00
Net Fee	$ 24,029.40